Financial Instruments (Details 3) (Recurring basis, Interest rate swap contracts, USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Total
Assets
Fair value of assets	$ 1,098	$ 2,472
Liabilities
Fair value of liabilities	109,004	168,508
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	1,098	2,472
Liabilities
Fair value of liabilities	$ 109,004	$ 168,508